Financial risk management - Movements on provision for impairment (Details) - Trade receivables - Accumulated impairment - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Movements on the provision for impairment of trade receivables
Provision at beginning of year	£ 13,150	£ 12,954
Increase/(decrease) in provision recognized in profit or loss during the year	1,054	(1,185)
Unused amount reversed - cash received	(188)	(5,125)
Receivables written off during the year as uncollectible	(9,003)	(3,076)
Receivables offset against contract liabilities - deferred revenue	90	9,530
Foreign exchange gains on retranslation recognized in profit or loss during the year	(132)	52
Provision at end of year	£ 4,971	£ 13,150